Prepayments and Other Assets, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Allowance For Doubtful Accounts [Abstract]
Beginning balance
Provision	48,373	56,059
Write off	(48,373)	(56,059)
Foreign currency translation adjustments
Ending balance